John Hancock
Municipal Opportunities Fund
Quarterly portfolio holdings 8/31/2024

Fund’s investments
As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 100.2%				$1,211,871,945
(Cost $1,185,494,479)
Alabama 1.3%				16,339,375
Black Belt Energy Gas District Gas Project, Series D-1	5.500	06-01-49	1,000,000	1,070,756
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	504,175
City of Birmingham Birmingham Alabama Waterworks (A)	3.750	09-01-26	2,215,000	2,214,937
Health Care Authority for Baptist Health Affiliate of UAB Health System, Series A	5.000	11-15-37	645,000	690,149
Southeast Alabama Gas Supply District Project No. 1, Series A	5.000	08-01-54	5,000,000	5,390,382
Southeast Alabama Gas Supply District Project No. 2, Series B	5.000	06-01-49	4,125,000	4,423,895
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (Overnight SOFR + 1.790%) (B)	5.368	05-01-53	2,000,000	2,045,081
Alaska 0.7%				8,457,128
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,120,000	2,137,503
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-47	1,400,000	1,489,576
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-52	25,000	26,486
Alaska Municipal Bond Bank Authority Series 4, AMT (C)	5.000	12-01-34	2,165,000	2,238,641
Alaska Municipal Bond Bank Authority Series 4, AMT (C)	5.000	12-01-35	400,000	413,080
Northern Tobacco Securitization Corp. Series A-1	5.000	06-01-25	1,000,000	1,008,242
State of Alaska Series A, GO (D)	5.000	08-01-35	1,000,000	1,143,600
Arizona 2.2%				26,713,392
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	4.430	07-01-33	850,000	858,000
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.000	07-01-43	750,000	753,837
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,035,620
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	500,000	445,705
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	3,500,000	3,543,539
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	1,500,000	1,543,878
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (C)	5.500	07-01-28	1,000,000	1,105,229
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,025,000	3,040,531
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (A)	4.000	07-01-31	250,000	248,366
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (A)	5.500	09-01-32	1,080,000	1,116,606
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (A)	5.750	09-01-45	1,000,000	1,025,241
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	521,553
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	555,000	608,440
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Maricopa County Industrial Development Authority HonorHealth, Series D (D)	5.000	12-01-40	1,400,000	$1,555,936
Maricopa County Industrial Development Authority Legacy Cares Project (A)	2.100	07-01-26	550,000	537,634
Maricopa County Industrial Development Authority Legacy Traditional School	4.000	07-01-34	4,000,000	3,969,902
Salt River Project Agricultural Improvement & Power District Series A	5.000	01-01-39	960,000	1,011,062
Salt Verde Financial Corp. Gas Revenue	5.000	12-01-37	1,605,000	1,777,767
Sierra Vista Industrial Development Authority Champion Schools Project (A)	5.375	06-15-34	330,000	334,719
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.000	06-15-44	550,000	556,377
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.300	06-15-54	1,110,000	1,123,450
Arkansas 0.6%				6,796,014
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	500,000	550,781
Arkansas Development Finance Authority Hybar Steel Project, Series B, AMT (A)	7.375	07-01-48	2,500,000	2,768,879
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,134,311
Fayetteville School District No. 1 Construction Bonds, GO	4.000	02-01-50	1,895,000	1,824,990
Little Rock School District Construction, GO	3.000	02-01-28	520,000	517,053
California 7.0%				85,184,912
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (C)	4.000	07-01-39	925,000	912,901
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,140,000	2,166,184
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	4,000,000	4,330,608
California Community Choice Financing Authority Clean Energy Project, Series B-1	4.000	02-01-52	15,000	15,248
California Community Choice Financing Authority Clean Energy Project, Series B-1	5.000	07-01-53	1,500,000	1,593,842
California Community Choice Financing Authority Series D	5.500	05-01-54	3,500,000	3,749,793
California Community College Financing Authority Napa Valley College Project, Series A (A)	4.250	07-01-32	1,250,000	1,232,424
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	500,000	511,970
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,000,170
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	4,015,000	4,224,457
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-29	180,000	193,126
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-30	135,000	146,156
California Health Facilities Financing Authority Stanford Health Care, Series A	5.000	08-15-33	2,500,000	2,989,784
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	2,500,000	2,526,435
California Infrastructure & Economic Development Bank Colburn School (SIFMA + 0.900%) (B)	3.820	08-01-72	1,500,000	1,501,913
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-27	100,000	$106,457
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-28	115,000	124,645
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-29	100,000	110,186
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-39	580,000	626,395
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	1,000,000	1,002,725
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,570,449
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	3,000,000	3,007,582
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	265,742
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.500	06-15-39	600,000	643,272
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	600,000	646,375
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (A)	5.000	07-01-36	750,000	831,114
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	500,000	516,930
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	1,993,001
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,004,016
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-30	500,000	512,775
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-31	500,000	511,841
California School Finance Authority John Adams Academies, Series A (A)	4.500	07-01-32	800,000	809,435
California State Public Works Board Series B	5.000	10-01-39	1,000,000	1,001,215
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	1,848,742
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,401,508
City of Oroville Oroville Hospital	5.250	04-01-54	3,000,000	2,220,119
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	3,275,000	3,707,171
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.250	08-01-32	900,000	1,009,356
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	425,000	323,202
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,037,928
Los Angeles Department of Water & Power Series D	5.000	07-01-52	2,000,000	2,185,391
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,556,217
M-S-R Energy Authority Series B	6.500	11-01-39	945,000	1,224,378
M-S-R Energy Authority Series B	7.000	11-01-34	2,220,000	2,799,707
Newark Unified School District Series B, GO (C)	4.000	08-01-42	235,000	241,114
4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Palmdale Water District Public Financing Authority Series A (C)	4.000	10-01-44	1,000,000	$1,007,012
Palmdale Water District Public Financing Authority Series A (C)	4.000	10-01-53	300,000	293,394
Pismo Beach Public Financing Agency Public Safety Facility Project, Series A	4.000	12-01-49	1,000,000	990,559
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	600,000	638,535
San Bernardino Community College District Election of 2002, Series D, GO (E)	2.943	08-01-33	1,900,000	1,461,404
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO	4.250	08-01-52	7,500,000	7,572,646
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	2,015,000	2,204,492
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-38	1,000,000	1,049,694
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-39	1,510,000	1,574,358
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,515,116
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	5.000	01-15-33	1,000,000	1,122,886
Sebastopol Union School District Series B, GO	5.000	08-01-48	555,000	613,792
State of California, GO	3.500	12-01-27	285,000	291,175
State of California, GO	3.650	12-01-28	300,000	307,764
Windsor Unified School District Election of 2016, GO (C)	4.000	08-01-46	2,595,000	2,608,086
Colorado 3.5%				41,853,313
City & County of Denver Company Airport System Revenue Series D, AMT	5.500	11-15-29	10,000,000	11,113,628
City & County of Denver Company Pledged Excise Tax Revenue Series A	4.000	08-01-38	2,000,000	2,052,590
Colorado Bridge Enterprise Central 70 Project, AMT	4.000	12-31-26	3,950,000	3,991,958
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	1,013,311
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-26	350,000	365,967
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-28	1,000,000	1,082,967
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-29	800,000	877,765
Colorado Health Facilities Authority Commonspirit Health, Series A	5.250	12-01-54	500,000	549,867
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	12-01-34	2,500,000	2,852,950
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	512,469
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	1,515,355
Colorado Health Facilities Authority Intermountain Healthcare, Series B	5.000	05-15-62	1,000,000	1,032,216
Denver Convention Center Hotel Authority	5.000	12-01-33	1,620,000	1,658,004
Denver Convention Center Hotel Authority	5.000	12-01-36	1,000,000	1,018,098
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	259,413
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-25	135,000	137,825
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-26	145,000	$150,540
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-28	70,000	74,978
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-29	45,000	48,846
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-30	15,000	16,441
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-29	45,000	47,122
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-31	40,000	41,626
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-34	125,000	129,126
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-42	100,000	100,042
Hess Ranch Metropolitan District No. 5 Series A-1	6.000	12-01-43	1,000,000	1,028,616
Hess Ranch Metropolitan District No. 5 Series A-2 (D)	6.500	12-01-43	500,000	519,985
Park Creek Metropolitan District Series A (C)	5.000	12-01-31	300,000	333,702
Park Creek Metropolitan District Series A (C)	5.000	12-01-32	470,000	527,544
Park Creek Metropolitan District Series A (C)	5.000	12-01-33	425,000	475,956
Park Creek Metropolitan District Series A (C)	5.000	12-01-34	300,000	335,038
Park Creek Metropolitan District Series A (C)	5.000	12-01-35	300,000	333,698
Park Creek Metropolitan District Series A (C)	5.000	12-01-43	1,355,000	1,460,824
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	1,535,000	1,622,914
Rendezvous Residential Metropolitan District, GO (C)	2.000	12-01-29	75,000	68,468
Rendezvous Residential Metropolitan District, GO (C)	2.125	12-01-30	475,000	432,434
Rendezvous Residential Metropolitan District, GO (C)	2.250	12-01-32	400,000	349,539
South Suburban Park & Recreation District Certificates of Participation	4.000	12-15-41	80,000	80,618
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	4.000	12-01-44	500,000	489,337
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	4.250	12-01-54	1,000,000	982,870
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	5.000	12-01-39	600,000	652,696
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (E)	8.133	12-01-37	3,166,667	1,106,802
Wildwing Metropolitan District No. 5, GO (C)	4.500	12-01-53	400,000	409,168
Connecticut 1.3%				16,251,054
City of West Haven, GO (C)	5.000	02-15-35	35,000	38,712
City of West Haven, GO (C)	5.000	02-15-37	100,000	109,465
City of West Haven, GO (C)	5.000	02-15-38	15,000	16,351
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	550,000	594,151
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	425,000	455,413
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	750,000	762,601
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority Quinnipiac University, Series M	5.000	07-01-36	25,000	$25,568
Connecticut State Health & Educational Facilities Authority Series A	2.800	07-01-48	1,500,000	1,498,849
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	2,000,000	1,994,959
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	5.000	07-01-34	325,000	351,468
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	3,500,000	3,538,670
State of Connecticut Series C, GO	4.000	06-01-39	185,000	188,528
State of Connecticut Series D, GO	5.000	09-15-30	650,000	736,981
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,435,000	1,462,965
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,068,851
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,065,632
Town of Hamden Whitney Center Project	5.000	01-01-50	775,000	739,828
Town of Hamden, GO (C)	5.000	08-15-33	1,390,000	1,602,062
Delaware 0.4%				5,169,681
Delaware State Economic Development Authority Acts Retirement Life Communities, Series B	5.000	11-15-38	770,000	814,041
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	4,000,000	3,871,680
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	483,960
District of Columbia 1.3%				15,806,439
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,124,469
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,713,598
District of Columbia The Catholic University of America	5.000	10-01-32	35,000	37,100
District of Columbia Union Market Project, Series A (A)	5.125	06-01-34	5,000,000	5,096,247
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	315,000	326,479
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (C)	6.500	10-01-41	1,815,000	1,956,574
Washington Metropolitan Area Transit Authority Second Lien, Series A	5.000	07-15-49	150,000	163,460
Washington Metropolitan Area Transit Authority Second Lien, Series A	5.250	07-15-59	4,000,000	4,388,512
Florida 8.7%				104,895,619
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc. Project	4.000	10-01-40	250,000	230,720
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	175,000	175,100
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,500,000	1,515,692
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,015,509
City of Fort Lauderdale Series A	5.000	07-01-53	335,000	359,565
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
City of Jacksonville Series A	5.000	10-01-32	150,000	$172,502
City of Pompano Beach John Knox Village Project	3.500	09-01-30	1,900,000	1,869,536
City of Tampa H. Lee Moffitt Cancer Center Project	5.000	07-01-50	470,000	489,191
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,250,000	1,352,045
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,000,000	1,098,801
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,576,570
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,780,641
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,322,604
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-36	2,850,000	3,118,121
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,391,202
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-39	3,000,000	3,231,831
County of Miami-Dade Seaport Department Series A-1, AMT (C)	4.000	10-01-45	1,900,000	1,782,381
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	2,009,642
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-25	130,000	132,086
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	154,436
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	189,899
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	325,000	345,962
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,081,907
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-30	500,000	557,722
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-31	250,000	277,992
Florida Atlantic University Finance Corp. Student Housing Project, Series B	4.000	07-01-35	1,280,000	1,304,634
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,010,000	1,865,796
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	330,000	341,199
Florida Development Finance Corp. IPS Florida LLC (A)	5.250	06-15-29	700,000	709,792
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	325,000	341,648
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	635,000	660,167
Florida Development Finance Corp. Tampa General Hospital Project, Series A	5.000	08-01-41	1,010,000	1,087,165
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	1,039,653
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,655,551
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	5.250	08-01-29	1,000,000	1,038,370
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	6.125	07-01-32	1,000,000	$1,027,227
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	840,074
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	424,549
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	469,005
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	480,834
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	507,903
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	540,570
Florida Higher Educational Facilities Financial Authority Jacksonville University (A)	4.500	06-01-33	4,035,000	4,060,043
Florida Higher Educational Facilities Financial Authority Nova Southeastern University	5.000	04-01-30	890,000	909,146
Florida State Board of Governors Polytech University, Series A (C)	4.250	07-01-38	1,000,000	1,027,848
Florida State Board of Governors University Athletics Association, Series A (C)	4.250	10-01-53	1,275,000	1,248,999
Florida State Board of Governors University of Florida Research Revenue Series B	4.125	07-01-53	790,000	778,334
Halifax Hospital Medical Center Daytona Beach	5.250	06-01-54	1,500,000	1,621,267
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.000	10-01-48	1,500,000	1,533,956
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.250	10-01-41	1,200,000	1,321,914
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	2,075,000	1,900,226
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	2,450,000	2,639,794
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	1,379,519
Miami Beach Redevelopment Agency City Center/Historic Convention Village (C)	5.000	02-01-44	5,020,000	5,022,838
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,000,000	1,017,398
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	350,000	354,818
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	250,000	264,770
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	3,670,000	3,670,657
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	1,000,000	1,099,620
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-42	1,260,000	1,377,763
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	3,529,186
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	3,045,000	3,129,579
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities, Series A	5.000	11-15-45	1,950,000	1,996,700
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	350,000	376,259
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	300,963
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	3,550,000	$3,549,491
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,500,000	1,468,152
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	1,665,000	1,490,956
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	700,000	552,620
State Board of Administration Finance Corp. Series A	5.526	07-01-34	4,000,000	4,148,010
State of Florida Series E, GO	3.000	06-01-35	2,000,000	1,897,559
University of Florida Department of Housing & Residence Series A	4.000	07-01-35	3,165,000	3,248,304
Village Community Development District CDD No. 6 (C)	4.000	05-01-37	410,000	413,136
Georgia 3.7%				44,875,917
Athens Housing Authority University of Georgia Project (D)	4.000	06-15-49	695,000	677,927
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	530,000	593,272
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	151,092
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-39	15,000	15,077
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,831,679
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,790,000	1,885,799
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	1,905,000	2,002,658
Decatur Public Facilities Authority Decatur City Projects, GO	3.000	02-01-47	1,000,000	820,894
Development Authority for Fulton County Curran Street Residence Hall Project	5.000	06-15-56	3,000,000	3,239,969
Development Authority for Fulton County Curran Street Residence Hall Project	5.250	06-15-56	700,000	772,428
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	2,350,000	1,962,373
Development Authority of Burke County Georgia Power Company Vogtle Project, Fourth Series 1994	3.800	10-01-32	1,015,000	1,029,840
Development Authority of Monroe County Georgia Power Company Plant Scherer Project	3.875	06-01-42	250,000	253,531
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (A)	4.000	01-01-38	1,000,000	985,703
Fulton County Residential Care Facilities for the Elderly Authority Canterbury Court Project, Series A (A)	5.000	04-01-37	1,500,000	1,535,660
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,250,000	3,265,658
Georgia Ports Authority	4.000	07-01-52	95,000	92,099
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	3,400,000	3,569,405
Main Street Natural Gas, Inc. Series A	5.000	05-15-27	3,660,000	3,798,889
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	1,215,000	1,322,662
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	750,000	775,652
Main Street Natural Gas, Inc. Series A	5.000	05-01-54	1,500,000	1,620,352
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	2,750,000	$2,930,640
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	750,000	802,325
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	4,780,000	5,145,969
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,185,321
Private Colleges & Universities Authority Mercer University Project	4.000	10-01-50	335,000	324,261
Private Colleges & Universities Authority Mercer University Project	5.000	10-01-28	265,000	284,782
Hawaii 0.1%				1,021,334
State of Hawaii Airports System Revenue Series A, AMT	5.000	07-01-48	1,000,000	1,021,334
Illinois 9.5%				114,627,166
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,436,801
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,657,478
Chicago Board of Education Series A, GO	5.000	12-01-34	3,000,000	3,242,554
Chicago Board of Education Series A, GO	5.000	12-01-37	1,050,000	1,095,428
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,937,199
Chicago Board of Education Series B, GO	5.000	12-01-30	1,000,000	1,060,351
Chicago Midway International Airport Series A, AMT	5.000	01-01-34	1,000,000	1,100,577
Chicago Midway International Airport Series A, AMT	5.000	01-01-35	500,000	552,839
Chicago O’Hare International Airport Series A, AMT (D)	5.000	01-01-39	2,030,000	2,191,552
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,529,888
Chicago O’Hare International Airport Series C	5.000	01-01-38	1,545,000	1,568,821
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,735,425
City of Chicago Series A, GO	5.000	01-01-29	4,000,000	4,267,931
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,059,350
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-38	1,000,000	1,143,813
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-39	250,000	284,626
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-44	1,000,000	1,110,751
City of Chicago Wastewater Transmission Revenue Series A (C)	5.250	01-01-48	200,000	216,963
City of Chicago Wastewater Transmission Revenue Series C	5.000	01-01-39	2,500,000	2,506,651
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-34	1,000,000	1,124,706
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-35	1,000,000	1,119,751
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-36	1,000,000	$1,113,897
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-37	1,000,000	1,109,945
Cook County Community College District No. 535 Series B, GO	3.000	12-01-32	1,155,000	1,091,957
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-30	790,000	865,276
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-31	730,000	806,498
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-32	785,000	874,450
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-33	895,000	1,005,042
County of Cook Series B	5.000	11-15-29	225,000	249,987
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	525,000	518,789
Illinois Finance Authority Clark-Lindsey Village, Series A	5.125	06-01-32	725,000	718,706
Illinois Finance Authority Clark-Lindsey Village, Series A	5.250	06-01-37	1,015,000	993,717
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	4.500	08-01-33	1,155,000	1,205,949
Illinois Finance Authority Dominican University	5.000	03-01-27	360,000	367,691
Illinois Finance Authority Dominican University	5.000	03-01-29	235,000	242,687
Illinois Finance Authority Dominican University	5.000	03-01-31	595,000	616,007
Illinois Finance Authority LRS Holdings LLC Project, Series A, AMT (A)	7.250	09-01-52	1,000,000	1,070,117
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	1,250,000	1,380,950
Illinois Finance Authority Shedd Aquarium Society Project	5.000	06-01-31	600,000	672,727
Illinois Finance Authority UChicago Medicine, Series B-2	5.000	08-15-52	2,000,000	2,107,452
Illinois Finance Authority Westminster Village, Series A	4.500	05-01-28	1,505,000	1,487,762
Illinois State Toll Highway Authority Series A	5.000	01-01-45	2,365,000	2,502,949
Lake County School District No. 38, GO	5.000	11-01-34	430,000	466,236
Lake County School District No. 38, GO	5.000	11-01-35	350,000	378,975
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	4.000	12-15-42	2,000,000	1,972,958
Metropolitan Pier & Exposition Authority McCormick Place Expansion, Series B	5.000	12-15-27	3,345,000	3,422,173
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-40	1,000,000	1,060,796
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-41	1,000,000	1,058,112
Northern Illinois University Auxuliary Facilities System Revenue (C)	5.000	10-01-28	70,000	74,534
Northern Illinois University Series B (C)	5.000	04-01-28	110,000	116,300
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	751,705
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,958,293
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	$951,032
Sales Tax Securitization Corp. Series A	5.000	01-01-37	4,215,000	4,394,735
Sales Tax Securitization Corp. Series A (C)	5.000	01-01-37	1,000,000	1,078,510
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,368,878
Sales Tax Securitization Corp. Series D	5.000	01-01-36	1,100,000	1,234,917
Sales Tax Securitization Corp. Series D	5.000	01-01-37	1,310,000	1,465,267
Sales Tax Securitization Corp. Series D	5.000	01-01-38	1,385,000	1,540,911
Sales Tax Securitization Corp. Series D	5.000	01-01-39	1,520,000	1,680,888
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-37	1,190,000	1,305,691
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-39	1,315,000	1,426,508
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-41	1,490,000	1,604,354
St. Clair County Community Unit School District No. 187 Cahokia Series B, GO (C)	5.000	01-01-43	1,350,000	1,461,767
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,889,398
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,102,760
State of Illinois Series A, GO	5.000	05-01-40	350,000	363,541
State of Illinois Series B, GO	4.000	11-01-35	1,750,000	1,756,540
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,217,220
State of Illinois Series B, GO	5.000	05-01-40	500,000	552,150
State of Illinois Series B, GO	5.250	05-01-43	500,000	553,920
State of Illinois Series B, GO	5.250	05-01-44	500,000	552,119
State of Illinois Series C, GO	4.000	10-01-39	3,000,000	2,951,934
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,803,871
State of Illinois, GO (C)	4.000	02-01-31	1,050,000	1,062,886
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	625,000	605,983
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	5,790,000	5,649,399
Winnebago & Boone Counties School District No. 205 Rockford, GO (C)	5.000	02-01-32	3,500,000	3,845,895
Indiana 2.0%				24,285,215
City of Valparaiso Pratt Paper LLC Project, AMT (A)	4.875	01-01-44	500,000	518,911
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	3,902,823
Greensburg Building Corp. Fire Station Project, Series A (C)	5.000	07-15-33	1,500,000	1,679,815
Greensburg Building Corp. Public Works Building Project, Series B (C)	5.000	07-15-33	1,195,000	1,338,253
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority CWA Authority Project. Series 2024-A	5.000	10-01-40	500,000	$567,782
Indiana Finance Authority Hendricks Regional Health (D)	4.250	03-01-49	2,000,000	1,951,238
Indiana Finance Authority Hendricks Regional Health (D)	5.000	03-01-42	1,315,000	1,426,176
Indiana Finance Authority Hendricks Regional Health (D)	5.000	03-01-43	1,200,000	1,295,770
Indiana Finance Authority Hendricks Regional Health (D)	5.250	03-01-54	1,800,000	1,934,248
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	1,024,425
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,165,000	682,747
Indiana Finance Authority The Methodist Hospitals Inc., Series A	5.500	09-15-39	2,000,000	2,188,224
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	503,695
Indiana Municipal Power Agency Series A	5.000	01-01-42	815,000	847,233
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	800,000	894,858
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	330,000	355,870
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,095,000	1,188,223
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	305,000	333,374
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	595,000	648,625
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-34	205,000	223,005
Indianapolis Local Public Improvement Bond Bank Stormwater Project, Series C	4.000	01-01-47	790,000	779,920
Iowa 0.5%				5,576,888
City of Johnston Certificates of Participation, Series B, GO	3.000	06-01-38	25,000	22,379
Harlan Community School District, GO (C)	4.000	06-01-32	515,000	538,860
Harlan Community School District, GO (C)	4.000	06-01-33	540,000	564,482
Iowa Great Lakes Sanitation District, GO	4.000	06-01-33	1,145,000	1,187,035
Iowa Great Lakes Sanitation District, GO	4.000	06-01-34	275,000	284,317
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,042,805
Rock Valley Community School District, GO (C)	4.000	06-01-44	955,000	937,010
Kansas 0.6%				6,859,116
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	750,000	743,966
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	1,650,000	1,547,962
Kansas Development Finance Authority Adventhealth Obligated Group, Series B	5.000	11-15-54	3,000,000	3,368,794
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,200,000	1,198,394
Kentucky 1.5%				18,485,281
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	2,500,000	2,504,240
County of Trimble Louisville Gas and Electric Company Project, Series A, AMT	1.300	09-01-44	2,500,000	2,297,278
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Kentucky (continued)
Eastern Kentucky University Series A	5.000	04-01-27	480,000	$504,820
Kenton County Airport Board Series A, AMT	5.000	01-01-29	300,000	320,746
Kenton County Airport Board Series A, AMT	5.000	01-01-30	550,000	593,117
Kenton County Airport Board Series A, AMT	5.000	01-01-31	750,000	813,851
Kenton County Airport Board Series A, AMT	5.000	01-01-32	1,350,000	1,475,590
Kenton County Airport Board Series A, AMT	5.250	01-01-40	1,200,000	1,320,980
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	395,000	362,813
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	603,735
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,267,470
Louisville Water Company Water System Revenue	3.000	11-15-35	2,500,000	2,305,473
University of Kentucky Healthcare Cancer Center Parking Project (D)	4.125	10-01-54	2,000,000	1,935,827
Woodford County School District Finance Corp. Series A (C)	6.000	08-01-31	1,000,000	1,179,341
Louisiana 1.9%				22,965,782
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	3,500,000	3,580,072
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	694,514
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	4,670,000	4,870,097
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	5,285,000	5,155,806
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,534,534
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (C)	5.000	10-01-48	1,000,000	1,030,761
New Orleans Aviation Board Series B, AMT	5.000	01-01-39	275,000	294,334
New Orleans Aviation Board Series B, AMT	5.000	01-01-41	1,490,000	1,583,294
New Orleans Aviation Board Series B, AMT	5.000	01-01-42	685,000	724,902
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	245,000	246,658
St. James Parish NuStar Logistics LP Project (A)	5.850	08-01-41	1,000,000	1,014,124
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	1,236,686
Maine 0.1%				975,916
City of Lewiston, GO	5.000	03-15-32	860,000	975,916
Maryland 1.2%				14,560,764
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	2,053,473
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
County of Howard Annapolis Junction Town Center Project	5.000	02-15-44	575,000	$617,985
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,038,268
Maryland Department of Housing & Community Development Series A-1	5.000	06-01-44	1,000,000	1,094,306
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	500,000	555,951
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	560,155
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	475,000	529,897
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-43	1,240,000	1,276,525
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,005,641
Maryland Stadium Authority Built to Learn	5.000	06-01-27	845,000	898,274
State of Maryland Department of Transportation Series A	3.000	10-01-33	5,125,000	4,930,289
Massachusetts 4.2%				50,956,013
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	3,185,000	3,302,536
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-36	2,700,000	2,831,930
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-51	2,510,000	2,431,557
Massachusetts Development Finance Agency Boston Medical Center, Series D	5.000	07-01-44	3,165,000	3,175,817
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	640,000	646,654
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	1,000,000	1,096,585
Massachusetts Development Finance Agency Boston University, Series BB1	5.000	10-01-46	150,000	154,985
Massachusetts Development Finance Agency Boston University, Series FF	5.000	10-01-48	1,000,000	1,090,973
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	800,000	821,248
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	2,450,000	2,505,396
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	772,593
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,075,000	1,097,507
Massachusetts Development Finance Agency Middlesex School (D)	4.250	07-01-54	1,100,000	1,060,030
Massachusetts Development Finance Agency Middlesex School (D)	5.000	07-01-34	550,000	633,801
Massachusetts Development Finance Agency Newbridge Charles, Inc. (A)	5.000	10-01-37	2,000,000	2,054,410
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	560,000	566,532
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-32	620,000	649,658
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	4,000,000	4,078,227
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,150,000	1,160,505
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.000	09-01-36	85,000	$78,277
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-42	205,000	211,889
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-52	30,000	30,475
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	10,210,000	10,647,856
Massachusetts Health & Educational Facilities Authority Amherst College, Series J-1	5.000	11-01-35	1,150,000	1,400,897
Massachusetts Housing Finance Agency Series A	3.800	12-01-43	460,000	440,423
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-29	200,000	220,246
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-30	200,000	223,418
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-31	200,000	226,213
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-32	125,000	143,042
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,044,868
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,022,969
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	400,000	431,860
Northeast Metropolitan Regional Vocational School District, GO	4.000	05-15-54	3,325,000	3,231,473
Town of Watertown, GO	4.000	06-15-47	1,390,000	1,391,916
Town of Watertown, GO	4.000	08-15-52	80,000	79,247
Michigan 2.1%				25,501,937
City of Detroit, GO	5.000	04-01-26	660,000	678,162
City of Detroit, GO	5.000	04-01-30	800,000	876,444
City of Detroit, GO	5.500	04-01-32	295,000	325,888
City of Detroit, GO	5.500	04-01-33	470,000	517,719
City of Detroit, GO	5.500	04-01-34	330,000	362,886
City of Detroit, GO	5.500	04-01-39	1,290,000	1,396,065
Detroit City School District School Building and Site Improvement, Series A, GO (C)	5.250	05-01-32	1,100,000	1,251,166
Detroit Downtown Development Authority Catalyst Development Project, Series A (C)	5.000	07-01-43	425,000	425,457
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-34	1,285,000	1,462,017
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-36	710,000	801,537
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,117,649
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	533,445
Michigan Finance Authority Beaumont-Spectrum Consolidation (SIFMA + 0.750%) (B)	3.670	04-15-47	1,750,000	1,741,105
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-29-36	1,000,000	1,128,961
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-28-38	1,000,000	1,115,935
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	490,000	471,948
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	515,000	440,772
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	1,500,000	1,500,995
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,200,000	$1,207,492
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,659,018
Oakland University Series B	5.000	03-01-34	615,000	688,605
State of Michigan Trunk Line Revenue Rebuilding Michigan Program, Series B	4.000	11-15-39	2,750,000	2,798,671
Minnesota 0.3%				3,831,632
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-34	215,000	224,876
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	590,000	611,161
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	400,000	417,206
Minneapolis-St. Paul Metropolitan Airports Commission Series A	4.000	01-01-54	2,000,000	1,918,229
Minnesota Housing Finance Agency Series A	2.950	02-01-46	763,095	660,160
Mississippi 0.4%				4,508,297
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,595,000	1,038,375
Mississippi Development Bank Magnolia Regional Health Center Project (A)	4.000	10-01-41	1,000,000	844,110
Mississippi State University Educational Building Corp. New Residence Hall and Facilities Refinancing, Series B	5.000	08-01-41	1,395,000	1,574,967
State of Mississippi Gaming Tax Revenue Series A	5.000	10-15-36	1,000,000	1,050,845
Missouri 1.5%				18,630,708
Andrew County Reorganized School District No. 3 Certificates of Participation, Series A (C)	5.000	04-15-37	335,000	373,709
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	250,000	256,221
Health & Educational Facilities Authority of the State of Missouri Mercy Health	5.500	12-01-48	1,000,000	1,124,200
Kansas City Industrial Development Authority Kansas City International Airport Terminal, AMT	4.000	03-01-45	1,000,000	943,474
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	4.825	08-15-47	1,385,000	1,391,436
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	2,000,000	2,034,208
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-36	85,000	85,530
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-39	1,000,000	1,060,484
Missouri Development Finance Board Infrastructure Facilities Revenue (C)	5.000	06-01-28	2,000,000	2,151,934
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	1,000,000	1,118,412
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,270,788
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	816,946
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,126,087
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	568,955
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	824,496
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Riverview Gardens School District, GO	6.000	04-01-44	425,000	$479,415
St. Louis County Industrial Development Authority Manchester Ballas Community Improvement Disctrict Project, Series A (A)	5.000	09-01-38	2,000,000	1,999,885
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	5.000	10-01-33	1,000,000	1,004,528
Montana 0.3%				3,438,244
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	3,066,339
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	550,000	371,905
Nebraska 0.5%				6,461,859
Nebraska State Colleges Student Fees & Facilities Revenue (C)	5.000	07-01-48	895,000	967,537
Omaha Public Power District Series A	5.000	02-01-43	5,000,000	5,494,322
Nevada 1.4%				16,830,009
Clark County School District Series A, GO	4.000	06-15-43	2,920,000	2,907,730
Clark County School District Series A, GO	4.000	06-15-44	3,000,000	2,955,377
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,035,539
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-37	700,000	792,487
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	1,350,000	1,520,726
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	3,000,000	3,080,424
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT (D)	5.250	07-01-37	300,000	331,677
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT (D)	5.250	07-01-38	1,025,000	1,132,416
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT (D)	5.250	07-01-39	400,000	439,304
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT (D)	5.250	07-01-40	400,000	436,303
Washoe County School District School Improvement, Series A, GO (C)	3.000	06-01-34	2,300,000	2,198,026
New Hampshire 0.6%				7,362,241
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.375	04-01-49	200,000	203,386
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.500	04-01-43	190,000	199,004
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.500	04-01-54	300,000	305,233
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	1,500,000	1,264,911
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	919,908
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	10,000	9,078
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	245,000	221,576
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.750	07-01-40	145,000	124,918
New Hampshire Health & Education Facilities Authority Catholic Medical Center	5.000	07-01-37	50,000	50,827
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	500,000	$503,612
New Hampshire Health & Education Facilities Authority Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,559,788
New Jersey 2.5%				30,083,317
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,515,000	2,523,369
Casino Reinvestment Development Authority, Inc. Series A (C)(D)	5.000	11-01-40	750,000	836,005
Casino Reinvestment Development Authority, Inc. Series A (C)(D)	5.000	11-01-41	500,000	553,435
Casino Reinvestment Development Authority, Inc. Series B (C)(D)	5.000	11-01-40	840,000	936,325
Casino Reinvestment Development Authority, Inc. Series B (C)(D)	5.000	11-01-41	860,000	951,908
County of Somerset Series A & C, GO	3.000	07-15-30	300,000	298,475
New Jersey Economic Development Authority Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,737,570
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,033,636
New Jersey Economic Development Authority Series RRR	5.000	03-01-28	2,265,000	2,443,111
New Jersey Economic Development Authority Series SSS	5.250	06-15-36	1,000,000	1,165,649
New Jersey Economic Development Authority Series SSS	5.250	06-15-37	1,000,000	1,160,636
New Jersey Economic Development Authority Series SSS	5.250	06-15-39	1,000,000	1,146,773
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,255,000	2,326,488
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,315,000	1,353,417
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	557,177
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-44	1,415,000	1,415,615
New Jersey Transportation Trust Fund Authority Series AA	5.250	06-15-43	1,000,000	1,048,796
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,851,549
New Jersey Transportation Trust Fund Authority Series C (C)(E)	3.407	12-15-31	750,000	585,418
State of New Jersey, GO	2.000	06-01-27	1,135,000	1,089,127
State of New Jersey, GO	2.000	06-01-29	2,130,000	1,965,020
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,085,000	2,103,818
New Mexico 0.1%				1,058,114
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,033,142
New Mexico Educational Assistance Foundation Education Loan, Series A-1, AMT	3.875	04-01-34	25,000	24,972
New York 5.5%				66,570,671
Albany County Airport Authority Series B, AMT	5.000	12-15-26	600,000	622,685
Battery Park City Authority Series A	5.000	11-01-49	15,000	16,035
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	$1,042,490
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	2,000,000	2,073,116
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	250,000	228,676
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-51	255,000	219,018
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,320,000	1,344,413
City of New York Series F-1, GO	5.000	03-01-50	1,395,000	1,479,186
City of Yonkers Series F, GO (C)	5.000	11-15-28	205,000	225,540
City of Yonkers Series F, GO (C)	5.000	11-15-30	80,000	90,919
City of Yonkers Series F, GO (C)	5.000	11-15-31	300,000	345,259
City of Yonkers Series F, GO (C)	5.000	11-15-32	250,000	291,292
City of Yonkers Series G, GO (C)	5.000	11-15-30	410,000	465,961
City of Yonkers Series G, GO (C)	5.000	11-15-31	10,000	11,509
County of Nassau Series B, GO (C)	5.000	07-01-37	635,000	676,543
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	2,000,000	1,969,547
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-33	150,000	172,440
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-34	200,000	228,706
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-35	250,000	284,457
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	954,989
Hempstead Town Local Development Corp. Hofstra University Project	5.000	07-01-47	1,490,000	1,526,506
Metropolitan Transportation Authority Series A (C)	4.000	11-15-46	2,000,000	1,954,058
Metropolitan Transportation Authority Series A-1	5.000	11-15-45	2,000,000	2,012,703
Metropolitan Transportation Authority Series A-2	5.000	11-15-27	1,250,000	1,305,436
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	519,695
Monroe County Industrial Development Corp. St. John Fisher University Project	5.250	06-01-49	350,000	384,380
Monroe County Industrial Development Corp. St. John Fisher University Project	5.250	06-01-54	300,000	325,501
New York City Industrial Development Agency Yankee Stadium Project, Series A (C)	5.000	03-01-28	350,000	375,455
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series AA-2	4.000	06-15-43	750,000	750,961
New York City Municipal Water Finance Authority Series GG	5.000	06-15-50	2,795,000	2,962,291
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	500,000	511,726
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	3,060,885
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	330,000	$333,628
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	247,985
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	326,050
New York City Transitional Finance Authority Series E-1	4.000	02-01-39	1,710,000	1,741,169
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	2,500,000	2,504,771
New York Power Authority Series A	4.000	11-15-45	400,000	397,919
New York State Dormitory Authority Garnet Health Medical Center (A)	5.000	12-01-40	1,000,000	977,211
New York State Dormitory Authority General Purpose, Series A	4.000	03-15-37	2,295,000	2,368,456
New York State Dormitory Authority General Purpose, Series D	4.000	02-15-39	2,450,000	2,488,062
New York State Dormitory Authority Series A	5.000	03-15-44	750,000	832,897
New York State Dormitory Authority Series A	5.250	03-15-52	500,000	554,752
New York State Dormitory Authority Series E	4.000	03-15-39	365,000	372,824
New York State Dormitory Authority Teachers College	4.000	07-01-46	750,000	738,290
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, AMT	2.750	09-01-50	3,595,000	3,544,054
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	495,000	511,864
New York State Urban Development Corp. Series C	4.000	03-15-39	1,000,000	1,015,500
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,972,124
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	80,000	77,742
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,978,159
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	4.000	12-01-42	565,000	544,253
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-24	1,000,000	1,003,142
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,122,995
New York Transportation Development Corp. John F. Kennedy International Airport, AMT	5.000	06-30-60	1,000,000	1,021,181
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,499,891
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	426,153
Onondaga Civic Development Corp. Crouse Health Hospital Inc.	5.375	08-01-54	1,000,000	1,028,121
Port Authority of New York & New Jersey 194th Series	5.250	10-15-55	3,000,000	3,058,870
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	100,000	115,537
Suffolk Regional Off-Track Betting Company	5.750	12-01-44	500,000	523,108
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	430,000	429,086
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	5.000	11-15-49	400,000	424,582
22	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,365,000	$1,510,255
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,350,000	1,447,662
North Carolina 0.6%				7,393,507
City of Charlotte Airport Revenue Series A	4.000	07-01-51	1,805,000	1,740,133
County of Dare	5.000	06-01-41	250,000	284,357
County of Dare	5.000	06-01-42	250,000	283,016
County of Dare	5.000	06-01-43	275,000	309,979
County of Dare	5.000	06-01-44	250,000	280,274
County of Durham Series A	5.000	06-01-41	1,000,000	1,136,621
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (C)	5.250	07-01-40	980,000	1,074,365
North Carolina Capital Facilities Finance Agency High Point University	5.000	05-01-31	20,000	21,917
North Carolina Medical Care Commission Presbyterian Homes, Series C	4.000	10-01-31	115,000	115,403
University of North Carolina at Charlotte UNC Board of Governors	5.000	10-01-42	2,065,000	2,147,442
North Dakota 0.2%				2,721,140
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	1,700,000	1,708,131
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-39	675,000	731,399
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-43	265,000	281,610
Ohio 2.2%				26,225,817
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	840,000	865,660
City of Cleveland Series A, GO	5.000	12-01-44	550,000	596,490
City of Cleveland Series A, GO	5.000	12-01-47	1,000,000	1,075,075
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	905,000	813,786
Columbus Metropolitan Housing Authority Waldren Woods Project	4.000	06-01-34	1,000,000	1,000,010
Copley-Fairlawn City School District, GO	5.000	12-01-41	815,000	855,177
Copley-Fairlawn City School District, GO	5.000	12-01-42	885,000	925,029
Copley-Fairlawn City School District, GO	5.000	12-01-43	700,000	730,327
County of Hamilton Life Enriching Communities Project	5.000	01-01-46	770,000	763,167
County of Hamilton Life Enriching Communities Project, Series A	5.250	01-01-38	500,000	525,781
County of Hamilton Life Enriching Communities Project, Series A	5.500	01-01-43	500,000	526,283
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,102,305
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	515,000	522,228
Cuyahoga Falls City School District Certificates of Participation (C)	5.000	12-01-38	325,000	344,352
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	3,550,000	3,648,770
Miami University Series A	5.000	09-01-33	1,055,000	1,189,488
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	$1,496,639
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	1,014,779
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,055,000	1,070,107
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	12-01-32	650,000	759,539
State of Ohio Highway Capital Improvement, Series W, GO	5.000	05-01-32	620,000	693,024
State of Ohio Portsmouth Bypass Project, AMT (C)	5.000	12-31-35	650,000	657,083
State of Ohio Portsmouth Bypass Project, AMT	5.000	12-31-39	2,030,000	2,045,527
University of Cincinnati Series A	5.000	06-01-44	5,000	5,191
Oklahoma 1.2%				14,038,402
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	800,000	869,786
City of Oklahoma, GO	3.000	03-01-38	1,385,000	1,282,099
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,106,384
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,878,967
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	2,208,224
Oklahoma Water Resources Board Series B	4.250	10-01-50	1,175,000	1,180,184
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	527,475
Tulsa Airports Improvement Trust American Airlines, Inc., AMT	5.000	06-01-35	1,475,000	1,486,150
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	1,040,000	974,944
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	1,019,072
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	500,000	505,117
Oregon 0.7%				8,945,703
Astoria Hospital Facilities Authority Columbia Memorial Hospital Project	5.250	08-01-54	1,200,000	1,275,872
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,340,000	1,313,930
Oregon State University Series C (D)	5.000	04-01-45	1,250,000	1,343,582
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	1,070,000	1,088,157
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,990,000	1,984,537
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	190,000	184,683
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	30,000	31,338
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	194,621
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	1,012,035
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	515,000	516,948
24	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania 4.0%				$48,358,684
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-42	1,250,000	1,391,606
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-43	1,000,000	1,110,084
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A	5.000	03-01-34	640,000	718,666
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.000	06-15-33	3,140,000	3,266,527
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	740,000	536,870
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	1,000,000	1,025,735
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	1,345,000	1,283,189
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,206,983
City of Philadelphia Airport Revenue Private Activity, AMT (C)	4.000	07-01-46	545,000	522,570
County of Lackawanna, GO (C)	4.000	09-15-35	450,000	450,474
Delaware County Authority Cabrini University	5.000	07-01-42	200,000	211,859
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-26	1,500,000	1,545,313
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-27	1,180,000	1,243,310
Delaware Valley Regional Finance Authority Series A	4.000	03-01-35	485,000	515,738
Doylestown Hospital Authority (A)	5.375	07-01-39	1,500,000	1,587,333
Greater Greensburg Sewer Authority Series A (C)	5.000	03-15-30	110,000	121,216
Greater Greensburg Sewer Authority Series B (C)	5.000	03-15-33	100,000	113,753
Greater Greensburg Sewer Authority Series C (C)	5.000	03-15-34	195,000	221,498
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	575,000	577,588
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,375,000	1,377,111
Lancaster County Hospital Authority Masonic Villages Project	5.000	11-01-30	2,485,000	2,668,823
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	1,045,000	1,136,657
Montgomery County Industrial Development Authority Acts Retirement-Life Communities, Series C	5.000	11-15-45	2,415,000	2,496,964
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	450,000	457,268
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	1,000,000	1,016,235
Pennsylvania Economic Development Financing Authority PennDOT Major Bridges Project, AMT (C)	5.000	12-31-57	2,025,000	2,109,690
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living	5.000	07-01-38	2,000,000	2,150,275
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System, Series A	5.000	08-15-42	600,000	616,359
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,051,652
Pennsylvania Turnpike Commission Series B	5.000	12-01-29	250,000	279,282
Pennsylvania Turnpike Commission Series B	5.000	12-01-30	250,000	282,889
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission Series B	5.000	12-01-31	250,000	$286,259
Pennsylvania Turnpike Commission Series B	5.000	12-01-32	250,000	289,822
Pennsylvania Turnpike Commission Series B	5.000	12-01-33	250,000	288,318
Pennsylvania Turnpike Commission Series B	5.000	12-01-34	150,000	172,539
Pennsylvania Turnpike Commission Series B	5.000	12-01-35	250,000	286,212
Pennsylvania Turnpike Commission Series C	5.000	12-01-44	1,630,000	1,634,124
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	1,277,145
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	677,367
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,220,000	1,292,166
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	205,000	202,603
Philadelphia Gas Works Company 1998 General Ordinance, Fifteenth Series	5.000	08-01-42	2,000,000	2,052,549
Pittsburgh Water & Sewer Authority Series A (C)	5.000	09-01-43	1,530,000	1,681,969
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-28	3,425,000	3,652,893
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-29	250,000	271,201
Puerto Rico 1.4%				16,666,115
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (E)	2.383	11-01-43	9,624,085	6,087,234
Puerto Rico Commonwealth Series A, GO (E)	4.525	07-01-33	109,001	73,317
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	84,700	83,992
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	76,134	75,060
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	65,344	63,851
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	88,842	84,329
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	92,394	85,658
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	47,101	47,427
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	93,478	97,331
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	91,962	98,873
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	89,322	98,895
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	3.915	07-01-31	2,989,000	2,290,580
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,002,698
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	5.317	07-01-51	1,400,000	341,691
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	5,200,000	5,135,179
26	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Rhode Island 0.8%				$10,334,880
Providence Public Building Authority Capital Improvement Program, Series A (C)	5.250	09-15-43	1,000,000	1,105,733
Rhode Island Health and Educational Building Corp. Bryant University	5.000	06-01-40	1,835,000	2,032,552
Rhode Island Health and Educational Building Corp. Bryant University	5.000	06-01-48	1,000,000	1,078,448
Rhode Island Health and Educational Building Corp. Providence College	5.000	11-01-53	1,350,000	1,457,258
Rhode Island Health and Educational Building Corp. Town of Middleton, Series F (D)	4.125	05-15-54	1,000,000	963,778
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.000	09-15-40	290,000	292,005
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.125	09-15-43	400,000	402,332
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,191,966
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.250	09-15-42	200,000	220,279
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,585,000	1,590,529
South Carolina 2.1%				24,862,637
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-34	115,000	134,330
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-35	250,000	290,536
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-36	300,000	347,094
City of Columbia Waterworks & Sewer System Revenue Series A	3.000	02-01-35	315,000	298,086
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	730,000	800,079
Corp. ForGreer City Improvement Projects, Series A	4.000	09-01-45	1,465,000	1,449,788
Corp. ForGreer City Improvement Projects, Series A	4.125	09-01-49	940,000	934,017
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-42	750,000	751,433
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-43	350,000	348,557
Greenville-Spartanburg Airport District Series A	5.250	07-01-54	1,150,000	1,250,713
Laurens County Public Facilities Authority Laurens County Public Facilities Project	4.375	09-01-54	535,000	543,601
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	3,000,000	3,239,749
Scago Public Facilities Corp for Georgetown County Georgetown County Project	5.000	06-01-40	1,000,000	1,111,778
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-33	125,000	127,135
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(F)	6.250	06-01-40	1,000,000	150,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(F)	6.500	06-01-51	4,000,000	600,000
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	4.500	11-01-54	5,000,000	5,029,401
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	5.250	11-01-41	2,500,000	2,844,254
South Carolina Public Service Authority Santee Cooper, Series B (C)	5.000	12-01-54	1,700,000	1,823,383
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	1,650,000	1,578,937
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	265,000	301,530
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	220,000	$253,327
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	654,909
Tennessee 2.4%				28,528,047
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	521,557
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	518,481
City of Lenoir Electric System Revenue	5.000	06-01-35	325,000	369,877
Cleveland Health & Educational Facilities Board Hamilton Health Care System, Inc. Project, Series A	4.250	08-15-54	2,700,000	2,601,264
Johnson City Health & Educational Facilities Board Ballad Health, Series A	5.000	07-01-34	1,415,000	1,582,121
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-37	1,620,000	1,651,915
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-51	985,000	925,936
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	8,400,000	8,478,688
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-37	1,000,000	1,134,236
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-40	2,000,000	2,225,334
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.250	07-01-53	1,000,000	1,090,191
Metropolitan Government of Nashville & Davidson County Water and Sewer Revenue, Series A	4.000	07-01-46	2,000,000	1,981,558
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,738,323
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,742,576
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	952,832
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	1,013,158
Texas 8.0%				96,491,747
Alamo Community College District, GO	4.000	08-15-38	1,000,000	1,019,005
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	120,000	124,878
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	163,510
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	142,316
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	110,712
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	134,055
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	134,060
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-48	1,000,000	1,076,836
Bexar County Hospital District CTFS Obligated, GO	5.000	02-15-48	1,000,000	1,075,358
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	12.000	06-01-43	1,900,000	1,933,471
28	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	325,000	$307,982
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	509,219
Central Texas Turnpike System Second Tier, Series C	5.000	08-15-38	1,000,000	1,115,117
City of Austin Water & Wastewater System Revenue	5.000	11-15-28	3,000,000	3,290,528
City of Austin Water & Wastewater System Revenue	5.000	11-15-29	3,000,000	3,344,756
City of Austin Water & Wastewater System Revenue, Series A	3.200	05-15-28	120,000	119,561
City of Beaumont Series 2 (C)	4.000	09-01-47	500,000	478,890
City of Denton, GO	4.000	02-15-49	895,000	857,651
City of Denton, GO	5.000	02-15-43	1,425,000	1,450,420
City of Georgetown Utility System Revenue (C)	5.250	08-15-53	1,525,000	1,653,060
City of Houston Airport System Revenue Series A, AMT	4.000	07-01-47	1,070,000	1,001,409
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,533,756
City of Hutto, GO (C)	4.125	08-01-49	1,000,000	972,659
City of Hutto, GO (C)	4.250	08-01-54	1,500,000	1,466,193
City of San Antonio Electric and Gas Revenue, Series B	5.000	02-01-54	1,000,000	1,079,797
City of Temple CTFS Obligated, Series B, GO	4.000	08-01-47	2,770,000	2,653,760
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	787,139
Clifton Higher Education Finance Corp. International Leadership of Texas	4.000	08-15-42	1,000,000	1,001,677
Clifton Higher Education Finance Corp. International Leadership of Texas, Series A	5.000	08-15-38	900,000	1,008,368
Clifton Higher Education Finance Corp. International Leadership of Texas, Series A	5.000	08-15-39	1,000,000	1,114,930
Comal County Water Control & Improvement District No. 6 Series A, GO (C)	4.375	03-01-32	1,480,000	1,528,308
County of Fort Bend, GO	5.250	03-01-53	900,000	980,190
County of Harris Toll Road Revenue Series A	4.000	08-15-49	2,900,000	2,769,618
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-25	300,000	306,014
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	104,081
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-27	950,000	1,013,720
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-28	1,090,000	1,184,108
Fort Bend County Municipal Utility District No. 50, GO (C)	4.125	09-01-52	470,000	452,430
Fort Bend Independent School District Series A, GO	4.000	08-15-49	1,175,000	1,133,964
Frisco Independent School District, GO	4.000	02-15-54	1,415,000	1,357,193
Gulf Coast Authority Series B	5.000	10-01-32	450,000	506,123
Gulf Coast Authority Series B	5.000	10-01-33	520,000	588,171
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,030,000	2,032,529
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	29

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System, Series A	5.000	12-01-26	650,000	$653,028
Harris County Municipal Utility District No. 489, GO (C)	4.000	09-01-30	600,000	620,328
Harris County Municipal Utility District No. 489, GO (C)	4.125	09-01-31	740,000	764,719
Harris County Municipal Utility District No. 489, GO (C)	4.250	09-01-32	730,000	754,843
Highway 380 Municipal Management District No. 1, GO (C)(D)	3.000	05-01-37	1,105,000	1,005,642
Highway 380 Municipal Management District No. 1, GO (C)	4.000	05-01-45	50,000	48,183
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	195,000	190,562
Leander Municipal Utility District No. 1 Williamson County, GO (C)	4.250	08-15-33	180,000	182,409
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,025,600
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series B-2	4.000	06-01-30	1,125,000	1,125,412
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,890,000	1,889,048
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	2,115,000	2,108,905
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-32	335,000	356,775
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-33	350,000	372,057
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-35	750,000	798,068
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-27	180,000	193,885
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-28	230,000	254,591
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-32	1,060,000	1,086,626
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-33	760,000	776,758
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-34	1,060,000	1,077,785
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	2,200,000	1,910,193
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.000	01-01-39	750,000	796,881
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	2,000,000	2,044,313
Port of Houston Authority Series A, AMT, GO	5.000	10-01-32	1,750,000	1,853,408
Prosper Independent School District, GO	4.000	02-15-52	85,000	81,588
Spring Independent School District School Building, GO	5.000	08-15-42	45,000	46,298
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-34	1,460,000	1,473,900
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-48	700,000	662,967
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	1,000,000	1,102,367
Tarrant Regional Water District Water Supply System Revenue	4.000	03-01-54	2,000,000	1,914,546
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	1,000,000	929,246
Texas Municipal Gas Acquisition & Supply Corp. IV Series B	5.500	01-01-54	10,000,000	11,260,470
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,500,000	1,636,652
Texas Water Development Board Series A	4.875	10-15-48	5,000,000	5,355,891
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	535,589
Viridian Municipal Management District Texas Utility Improvement, GO (C)	4.000	12-01-30	965,000	984,692
30	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utah 0.8%				$10,253,308
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,147,129
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	1,106,705
University of Utah Series B	5.250	08-01-48	1,015,000	1,135,511
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	952,649
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	1,120,000	1,130,178
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	403,923
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	249,266
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-28	100,000	107,237
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-29	100,000	109,030
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-30	100,000	110,471
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-31	100,000	111,695
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-32	30,000	33,854
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.250	06-01-33	100,000	114,233
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,027,263
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	500,000	514,164
Vermont 0.4%				4,631,124
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	495,360
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	570,959
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	4.000	11-01-50	2,515,000	2,512,848
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	5.000	11-01-52	970,000	1,051,957
Virgin Islands 0.7%				8,596,693
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,542,645
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	4,650,000	4,972,358
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	2,081,690
Virginia 2.0%				24,430,669
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,742,418
Arlington County Industrial Development Authority VHC Health, Series A	5.000	07-01-53	1,000,000	1,091,232
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,009,027
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,075,000	1,096,682
City of Richmond Public Utility Revenue Series A	4.000	01-15-38	1,775,000	1,813,610
County of Fairfax Series A, GO	4.000	10-01-33	1,525,000	1,560,247
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	31

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,000,000	$1,020,169
Newport News Economic Development Authority LifeSpire of Virginia Obligated Group	5.000	12-01-31	2,000,000	2,031,186
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	3,600,000	3,742,464
Virginia College Building Authority Higher Education Financing, Series C	3.000	09-01-34	120,000	115,365
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	650,000	681,357
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	140,000	136,320
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	809,649
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	2,990,409
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-40	125,000	119,806
Virginia Small Business Financing Authority Lifespire Virginia	4.000	12-01-41	1,000,000	960,378
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,524,369
Williamsburg Economic Development Authority William & Mary Project, Series A (C)	4.375	07-01-63	1,000,000	1,006,618
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	960,000	979,363
Washington 1.3%				15,328,687
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	705,000	723,744
County of King Sewer Revenue	5.000	07-01-49	1,950,000	2,022,289
King County Public Hospital District No. 2, GO	5.250	12-01-45	1,000,000	1,093,853
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,650,344
Port of Seattle Series C, AMT	5.000	08-01-25	1,535,000	1,558,766
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-38	300,000	330,380
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-39	330,000	361,680
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-40	485,000	528,881
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-41	150,000	162,890
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-42	200,000	216,549
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	1,300,000	1,241,330
Three Rivers Regional Wastewater Authority (C)	4.000	09-01-43	900,000	898,427
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	951,360	902,703
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series B-1 (A)	4.500	07-01-30	2,535,000	2,535,437
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.125	07-01-53	1,000,000	1,101,414
West Virginia 0.7%				9,057,273
County of Ohio The Highlands Project	5.000	06-01-33	400,000	427,429
32	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
West Virginia (continued)
County of Ohio The Highlands Project	5.250	06-01-44	750,000	$788,567
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	750,000	724,869
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.000	09-01-40	1,125,000	1,226,816
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.375	09-01-53	2,925,000	3,205,105
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	1,000,000	1,086,543
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	1,635,000	1,597,944
Wisconsin 2.8%				33,689,038
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	445,000	420,807
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	50,000	52,394
Public Finance Authority CHF Manoa LLC, Series A (A)	5.250	07-01-38	1,000,000	1,099,888
Public Finance Authority CHF Manoa LLC, Series A (A)	5.500	07-01-43	1,000,000	1,092,142
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,530,000	2,528,760
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	700,000	729,196
Public Finance Authority Lenoir Rhyne University	5.000	04-01-32	1,335,000	1,421,510
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.000	05-15-29	2,000,000	2,027,945
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-42	2,610,000	2,627,528
Public Finance Authority Rose Villa Project, Series A (A)	5.000	11-15-24	210,000	210,575
Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,004,210
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	500,000	431,701
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	1,000,000	1,038,892
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,900,566
State of Wisconsin Series 1, GO (D)	5.000	05-01-33	1,900,000	2,152,232
State of Wisconsin Series 1, GO (D)	5.000	05-01-34	1,625,000	1,858,333
State of Wisconsin Series 1, GO (D)	5.000	05-01-35	1,000,000	1,151,427
Waunakee Community School District, GO	3.250	04-01-28	4,000,000	3,994,851
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	800,000	878,735
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.000	04-01-42	1,100,000	987,200
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	250,000	181,109
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	450,000	315,785
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	15,000	15,208
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	1,000,000	929,887
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	33

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	4.000	08-15-30	1,200,000	$1,186,736
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	1,450,000	1,450,120
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	1,000,000	1,001,301
Wyoming 0.4%				4,385,126

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	4,720,000	4,385,126
Corporate bonds 0.3%				$3,683,456
(Cost $4,510,285)
Health care 0.2%				3,000,000
Health care providers and services 0.2%
Tower Health	4.451	02-01-50	5,000,000	3,000,000
Industrials 0.1%				683,456
Construction and engineering 0.1%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	1,000,000	683,456

	Shares	Value
Closed-end funds 0.3%		$3,390,750
(Cost $3,219,144)
BlackRock Municipal Income Trust	75,000	787,500
BlackRock MuniYield Fund, Inc.	125,000	1,398,750
PIMCO Municipal Income Fund III	150,000	1,204,500

	Yield (%)	Shares	Value
Short-term investments 0.4%			$4,851,228
(Cost $4,851,461)
Short-term funds 0.4%
John Hancock Collateral Trust (G)	5.2747(H)	485,142	4,851,228
Total investments (Cost $1,198,075,369) 101.2%			$1,223,797,379
Other assets and liabilities, net (1.2%)			(14,018,443)
Total net assets 100.0%			$1,209,778,936

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 8-31-24.

34	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	5.3
Build America Mutual Assurance Company	4.0
Assured Guaranty Corp.	0.7
National Public Finance Guarantee Corp.	0.4
California Mortgage Insurance	0.1
TOTAL	10.5
The fund had the following sector composition as a percentage of total investments on 8-31-24:
General obligation bonds	14.5%
Revenue bonds	84.5%
Other revenue	22.2%
Health care	18.7%
Education	10.0%
Development	7.5%
Airport	7.5%
Transportation	4.7%
Utilities	4.7%
Water and sewer	4.5%
Housing	2.5%
Pollution	1.1%
Tobacco	0.7%
Facilities	0.4%
Corporate bonds	0.3%
Closed-end funds	0.3%
Short-term investments	0.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	35

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$1,211,871,945	—	$1,211,871,945	—
Corporate bonds	3,683,456	—	3,683,456	—
Closed-end funds	3,390,750	$3,390,750	—	—
Short-term investments	4,851,228	4,851,228	—	—
Total investments in securities	$1,223,797,379	$8,241,978	$1,215,555,401	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	485,142	$12	$53,377,450	$(48,527,331)	$1,330	$(233)	$102,732	—	$4,851,228
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
36	|